Accounting for the merger of UBS AG and Credit Suisse AG	6 Months Ended
Jun. 30, 2025
Disclosure Of Business Combinations Under Common Control [Line items]
Accounting for the merger of UBS AG and Credit Suisse AG

Note 2

Accounting for the merger of UBS AG and

Credit Suisse AG
Merger of UBS AG and Credit Suisse AG
The merger of UBS AG and Credit Suisse AG effected on 31 May 2024 with no consideration payable by UBS AG
constituted a business combination

under common control.

For details of the accounting for

the merger, including
accounting

policies

applicable

to

business

combinations

under

common

control,

refer

to

“Note 1a

Material
accounting

policies”

and

“Note 2

Accounting

for

the

merger

of

UBS AG

and

Credit

Suisse AG”

in

the
“Consolidated financial statements” section of

the UBS AG Annual Report 2024.
Comparability
The income statement and the statement of comprehensive

income for the first and second quarters of

2025 are
based entirely on consolidated data following the merger

of UBS AG and Credit Suisse AG. The income statement
and the

statement of comprehensive income

for the second

quarter of 2024

include one month

of consolidated
data following the merger

of UBS AG

and Credit Suisse

AG (June 2024)

and two months

of pre-merger UBS AG
data only (April and May 2024). The year-to-date information for 2025 in the income statement, the statement of
comprehensive income, the

statement of changes

in equity

and the

statement of cash

flows is

based entirely on
consolidated data following

the merger of

UBS AG and Credit Suisse

AG. The year-to-date

information for 2024

in
the

income

statement,

the

statement

of

comprehensive

income,

the

statement

of

changes

in

equity

and

the
statement of

cash flows

includes one

month of

consolidated data

following the

merger of

UBS

AG

and Credit
Suisse AG (June 2024)

and five months of

pre-merger UBS AG data

only (January through May

2024). The balance
sheet information as of 30 June 2025, 31 March 2025 and 31 December 2024 includes post-merger consolidated information.